DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (Organization) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 24, 2023 CNY (¥)
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Cash and cash equivalents	¥ 220,689	¥ 198,529	$ 31,083
Prepaid expenses and other current assets	57,385	38,656	8,083
Current assets of discontinued operations held for sale	275,603	430,276	38,818
Total current assets	560,596	667,553	78,958
Property and equipment, net	66,064	77,996	9,305
Right-of-use assets	237,059	248,704	33,389
Other non-current assets	28,753	34,395	4,050
Non-current assets of discontinued operations held for sale		186,786
Total assets	1,018,243	1,337,500	143,417
Accounts payable	4,988	5,259	704
Deferred revenue- current	1,210,536	1,314,877	170,500
Operating lease liabilities-current	111,840	148,583	15,752
Income taxes payable	6,105	4,281	860
Accrued expenses and other current liabilities	517,096	416,911	72,831
Current liabilities of discontinued operations held for sale	560,791	737,035	78,986
Total current liabilities	2,411,356	2,656,946	339,633
Operating lease liabilities-non current	107,804	109,111	15,184
Non-current liabilities of discontinued operations held for sale		77,374
Total liabilities	¥ 2,519,593	¥ 2,844,181	$ 354,878
Equity method investments, percentage of equity acquired through options	100.00%
Mr. Han | Tarena Entities
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Equity method investments, percentage of equity acquired through options	62.70%	69.00%
Equity investment percentage	62.70%		62.70%
Mr. Han | Tongcheng Jinqiao
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Equity method investments, percentage of equity acquired through options	70.00%
Mr. Li | Tarena Entities
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Equity investment percentage	0.40%		0.40%
IT Professional Education | Divestiture
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Current assets of discontinued operations held for sale	¥ 275,603	¥ 430,276
Non-current assets of discontinued operations held for sale		186,786
Current liabilities of discontinued operations held for sale	¥ 560,791	737,035
Non-current liabilities of discontinued operations held for sale		77,374
IT Professional Education | Divestiture | Tarena Technologies Inc. | Related Party
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Disposal group Consideration				¥ 1
IT Professional Education | Divestiture | Tarena Hangzhou | Related Party
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Disposal group Consideration				¥ 1
Loan Agreements
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Debt expiration year	2026
Loan Agreements | Tongcheng Jinqiao
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Debt amount	¥ 5,000
Loan Agreements | Equity Holders | Tarena Entities
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Debt amount	6,000
Parent Company
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Prepaid expenses and other current assets	226	550	$ 32
Total current assets	385,947	440,381	54,360
Total assets	(1,174,430)	(1,134,593)	(165,415)
Accrued expenses and other current liabilities	4,155	30,392	585
Total current liabilities	323,353	365,301	45,544
Total liabilities	323,353	365,301	$ 45,544
Parent Company | Tarena Entities
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Cash and cash equivalents		16,031
Amounts due from TCTM and its wholly-owned subsidiaries		120,746
Prepaid expenses and other current assets		1,191
Current assets of discontinued operations held for sale		9,127
Total current assets		147,095
Property and equipment, net		1,977
Long term investments		27,000
Right-of-use assets		8,405
Other non-current assets		322
Non-current assets of discontinued operations held for sale		1,690
Total assets		186,489
Accounts payable		42
Deferred revenue- current		70,284
Operating lease liabilities-current		4,124
Income taxes payable		12
Accrued expenses and other current liabilities		59,729
Amounts due to TCTM and its wholly-owned subsidiaries		7,631
Current liabilities of discontinued operations held for sale		72,267
Total current liabilities		214,089
Operating lease liabilities-non current		4,176
Non-current liabilities of discontinued operations held for sale		257
Total liabilities		¥ 218,522
VIE and VIE Subsidiaries Consolidated | Tarena Entities
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Cash and cash equivalents	2,520
Amounts due from TCTM and its wholly-owned subsidiaries	104,642
Prepaid expenses and other current assets	62,550
Current assets of discontinued operations held for sale	36,779
Total current assets	206,491
Property and equipment, net	2,052
Long term investments	34,852
Right-of-use assets	9,209
Other non-current assets	258
Total assets	252,862
Accounts payable	2,713
Deferred revenue- current	114,975
Operating lease liabilities-current	4,440
Income taxes payable	79
Accrued expenses and other current liabilities	30,762
Amounts due to TCTM and its wholly-owned subsidiaries	23,676
Current liabilities of discontinued operations held for sale	100,392
Total current liabilities	277,037
Operating lease liabilities-non current	4,252
Total liabilities	¥ 281,289